Commitments	12 Months Ended
Mar. 31, 2024
Disclosure Of Commitments [Abstract]
Commitments	Commitments
Refer to note 13 for the maturity analysis of lease liabilities as at March 31, 2024.
In addition to the obligations under lease liabilities, the Company is subject to short-term leases and variable lease payments, as well as various non-cancelable service agreements with minimum spend commitments. The table below outlines the maturity analysis as at March 31, 2024 for the Company's short-term leases and variable lease payments, and for the minimum fixed and determinable portion of the Company's material unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases and variable lease payments	3,209	8,215	1,603	13,027
Material unconditional purchase obligations	36,543	67,671	—	104,214

Total contractual obligations	39,752	75,886	1,603	117,241
Short-term leases and variable lease payments include short term lease payments and variable lease payments for the Company's share of tenant operating expenses and taxes. Purchase obligations include material non-cancelable service agreements with service providers and payment processors subject to minimum spend commitments.